Significant Accounting Policies (Details) - Schedule of activities of the crypto currencies - USD ($)		6 Months Ended
		Jun. 30, 2022		Jun. 30, 2021
Schedule Of Activities Of The Crypto Currencies Abstract
Crypto currencies beginning balance
Additions of crypto currencies		438,042	[1]	201,152	[2]
Realized gain on sale of crypto currencies
Impairment of crypto currencies		(293,619)			[3]
Sale of crypto currencies
Crypto currencies ending balance	[4]	$ 144,423		$ 201,152

[1]	Binance Coin (“BNB”) and Wrapped BNB (“WBNB”) obtained from the sales of NFTs. The Group collected in an aggregate of approximately US$438,000 at the spot token price upon the completion of the sale of NFTs. As of June 30, 2022, the Group recorded an impairment charge of approximately US$294,000.
[2]	Bitcoins obtained from the crypto currency mining activities.
[3]	The Group did not recognize impairment loss on crypto currencies during the year ended December 31, 2021 as the crypto currencies were converted to stable coins shortly after the consideration was received and all stable coins were liquidated before the year end.
[4]	The balance was included in the line item “other assets” in the condensed consolidated balance sheet as of June 30, 2022.